DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Detailed Information of Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 230,881	$ 162,935
Current derivative liabilities	184,171	116,563
Non-current derivative liabilities	46,710	46,372
Derivative financial liabilities	230,881	162,935
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Derivative financial liabilities	18	54,280
Current derivative liabilities	1	47,792
Non-current derivative liabilities	17	6,488
Derivative financial liabilities	18	54,280
Gold contracts
Derivative Financial Instruments [Line Items]
Derivative financial liabilities	58,472	20,501
Derivative financial liabilities	58,472	20,501
Greenstone Contingent Consideration | Greenstone
Derivative Financial Instruments [Line Items]
Derivative financial liabilities	94,328	86,223
Derivative financial liabilities	94,328	86,223
2025 Convertible Notes conversion option
Derivative Financial Instruments [Line Items]
Derivative financial liabilities	40,816	0
Derivative financial liabilities	40,816	0
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Derivative financial liabilities	37,247	0	$ 0
Derivative financial liabilities	37,247	0	$ 0
Other
Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	1,931
Derivative financial liabilities	$ 0	$ 1,931